united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2023

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2023

Advised by:
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (800) 997-0718

www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Ten Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	1.30%	0.56%	0.53%	0.83%	0.98%
Bloomberg Barclays Capital Mortgage Backed Securities Index ***	1.87%	(1.52)%	0.03%	1.13%	1.45%
Bloomberg Barclays Capital Short Treasury Index ****	2.21%	3.37%	1.55%	1.01%	0.84%
Blended Benchmark Index *****	2.07%	1.01%	0.81%	1.09%	1.16%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund may assess a redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expenses are 0.74% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

****	The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2023 (Unaudited)
Holdings By Investment Type	% of Net Assets
U.S. Government & Agencies	72.5%
U.S. Treasury Notes	20.2%
Short-Term Investments and Other Assets less Liabilities	7.3%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5%
	FEDERAL HOME LOAN MORTGAGE CORP. — 22.9% (a)
69,231	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$69,703
523,506	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	489,770
339,773	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	318,365
101,191	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	97,033
86,656	Freddie Mac Multifamily Structured Pass Through Series Q015 A (b)(d)	SOFR30A + 0.200%	5.2410	08/25/24	86,535
1,343,989	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	1,300,788
857,951	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b)	US0001M + 0.490%	5.6830	02/25/26	855,494
1,566,845	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,508,921
1,110,423	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b)	US0001M + 0.500%	5.6930	11/25/26	1,106,727
1,007,987	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b)	US0001M + 0.700%	5.8930	02/25/27	1,010,832
237,126	Freddie Mac Multifamily Structured Pass Through Series KF81 AS (b)	SOFR30A + 0.400%	5.4410	06/25/27	235,303
316,589	Freddie Mac Multifamily Structured Pass Through Series KF81 AL (b)	US0001M + 0.360%	5.5530	06/25/27	314,696
177,010	Freddie Mac Multifamily Structured Pass Through Series KF93 AS (b)	SOFR30A + 0.310%	5.3510	10/25/27	175,499
147,033	Freddie Mac Multifamily Structured Pass Through Series KF93 AL (b)	US0001M + 0.280%	5.4730	10/25/27	145,126
679,372	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b)	SOFR30A + 0.420%	5.4610	06/25/30	672,320
816,231	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b)	SOFR30A + 0.510%	5.5510	06/25/30	811,487
1,019,058	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b)	US0001M + 0.370%	5.5630	06/25/30	1,008,457
2,335,000	Freddie Mac Multifamily Structured Pass Through Series KJ37 A2		2.3330	11/25/30	2,036,336
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,469,723
284,799	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b)	US0001M + 0.390%	5.5830	10/25/45	282,740
1,292,263	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c)		1.2420	05/25/51	1,172,143
1,526	Freddie Mac Non Gold Pool Series 845830(b)	US0006M + 1.646%	4.5170	07/01/24	1,506
34,334	Freddie Mac Non Gold Pool Series 847103(b)	H15T1Y + 2.301%	4.4490	01/01/33	33,429
337,102	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	4.2200	08/01/33	336,818
58,963	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	4.3500	11/01/33	59,736
89,486	Freddie Mac Non Gold Pool Series 1B2025(b)	US0012M + 1.862%	4.5580	06/01/34	90,089
85,476	Freddie Mac Non Gold Pool Series 783000(b)	H15T1Y + 2.280%	4.4050	01/01/35	82,994
73,693	Freddie Mac Non Gold Pool Series 783028(b)	H15T1Y + 2.250%	4.4980	02/01/35	74,247
65,934	Freddie Mac Non Gold Pool Series 1Q0160(b)	US0012M + 1.765%	4.0150	09/01/35	65,632
101,065	Freddie Mac Non Gold Pool Series 848685(b)	H15T1Y + 2.285%	4.4320	02/01/36	100,019
109,425	Freddie Mac Non Gold Pool Series 848575(b)	H15T1Y + 2.265%	4.4700	02/01/36	109,405
71,607	Freddie Mac Non Gold Pool Series 1Q0092(b)	H15T1Y + 2.245%	4.5370	03/01/36	72,155
148,687	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	4.9250	05/01/36	150,991
348,050	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.250%	4.3740	03/01/37	353,542

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 22.9% (a) (Continued)
27,341	Freddie Mac Non Gold Pool Series 1Q1131(b)	US0006M + 1.771%	4.6440	06/01/37	$26,489
23,058	Freddie Mac Non Gold Pool Series 848565(b)	US0012M + 1.742%	4.0480	12/01/37	22,670
143,288	Freddie Mac Non Gold Pool Series 1Q1380(b)	US0012M + 1.977%	4.6600	03/01/38	140,762
880,204	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	4.2800	09/01/38	897,082
43,160	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.204%	4.3460	09/01/38	42,152
55,399	Freddie Mac Non Gold Pool Series 1Q1302(b)	US0012M + 1.703%	3.9920	11/01/38	54,400
20,128	Freddie Mac Non Gold Pool Series 1Q0647(b)	US0012M + 1.769%	4.8150	11/01/38	19,616
249,179	Freddie Mac Non Gold Pool Series 849046(b)	US0012M + 1.897%	5.2610	09/01/41	242,862
59,431	Freddie Mac Non Gold Pool Series 2B7388(b)	US0012M + 1.840%	4.2420	01/01/46	59,464
434,967	Freddie Mac Pool Series SB8031		2.5000	02/01/35	399,607
4,347	Freddie Mac REMICS Series 1628 LZ (d)		6.5000	12/15/23	4,208
47,113	Freddie Mac REMICS Series 2903 Z (d)		5.0000	12/15/24	45,445
13,118	Freddie Mac REMICS Series 3104 DH (d)		5.0000	01/15/26	12,506
38,650	Freddie Mac REMICS Series 2102 PE (d)		6.5000	12/15/28	38,089
25,223	Freddie Mac REMICS Series 2131 ZB (d)		6.0000	03/15/29	24,141
12,003	Freddie Mac REMICS Series 2412 OF (b),(d)	US0001M + 0.950%	6.1430	12/15/31	11,785
6,421	Freddie Mac REMICS Series 2450 FW (b),(d)	US0001M + 0.500%	5.6930	03/15/32	6,220
22,817	Freddie Mac REMICS Series 2448 FV (b),(d)	US0001M + 1.000%	6.1930	03/15/32	22,403
34,631	Freddie Mac REMICS Series 2581 FD (b),(d)	US0001M + 0.750%	5.9430	12/15/32	33,748
11,012	Freddie Mac REMICS Series 2557 WF (b),(d)	US0001M + 0.400%	5.5930	01/15/33	10,634
27,994	Freddie Mac REMICS Series 2768 PW (d)		4.2500	03/15/34	26,003
163,978	Freddie Mac REMICS Series 2978 JG (d)		5.5000	05/15/35	163,638
246,755	Freddie Mac REMICS Series 3036 NE (d)		5.0000	09/15/35	242,164
149,819	Freddie Mac REMICS Series 3620 AT (b),(d)		3.8040	12/15/36	146,934
121,247	Freddie Mac REMICS Series 3412 AY (d)		5.5000	02/15/38	119,722
119,260	Freddie Mac REMICS Series 3561 W (c),(d)		2.6240	06/15/48	105,958
					20,617,263
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.0% (a)
1,336	Fannie Mae Pool Series 762519		5.5000	11/01/23	1,331
1,368	Fannie Mae Pool Series 303212(b)	US0006M + 2.170%	4.4200	02/01/25	1,349
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	1,965,525
21,361	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.436%	4.2650	01/01/30	20,638
18,825	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	5.2650	05/01/32	18,552
55,917	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.211%	5.2110	04/01/33	55,165

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.0% (a) (Continued)
115,245	Fannie Mae Pool Series 555375		6.0000	04/01/33	$119,064
55,366	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	4.2650	06/01/33	54,807
21,095	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.164%	4.2890	07/01/33	20,085
15,729	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	4.2660	08/01/33	15,560
330,245	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.185%	4.2190	11/01/33	337,091
33,901	Fannie Mae Pool Series 766907(b)	US0012M + 1.800%	4.5440	03/01/34	34,151
22,273	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.196%	4.5410	04/01/34	21,635
7,522	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	4.9440	04/01/34	7,257
342,649	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.221%	4.5710	10/01/34	347,825
105,605	Fannie Mae Pool Series 805753(b)	H15T1Y + 2.313%	4.4380	01/01/35	104,707
49,245	Fannie Mae Pool Series 813844(b)	US0006M + 1.541%	5.6500	01/01/35	49,937
14,561	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.195%	4.5610	05/01/35	14,302
32,734	Fannie Mae Pool Series 894530(b)	H15T1Y + 2.486%	4.6110	05/01/35	32,718
122,778	Fannie Mae Pool Series 889822(b)	US0012M + 1.564%	4.0480	07/01/35	122,175
56,815	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	4.1370	07/01/35	56,280
50,169	Fannie Mae Pool Series 735667		5.0000	07/01/35	50,580
23,454	Fannie Mae Pool Series 995269(b)	US0006M + 1.545%	6.1050	07/01/35	23,773
103,154	Fannie Mae Pool Series 838948(b)	US0006M + 1.510%	5.6400	08/01/35	104,269
8,675	Fannie Mae Pool Series 844532(b)	12MTA + 1.770%	5.5160	11/01/35	8,526
184,904	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	4.3100	01/01/36	182,751
32,447	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	4.3930	01/01/36	31,466
113,873	Fannie Mae Pool Series 846749(b)	US0006M + 2.428%	4.6780	01/01/36	112,360
90,559	Fannie Mae Pool Series 880373(b)	US0012M + 1.515%	3.7790	02/01/36	90,820
19,317	Fannie Mae Pool Series 880366(b)	US0006M + 1.430%	5.8250	02/01/36	19,444
11,547	Fannie Mae Pool Series 995134(b)	H15T1Y + 2.131%	4.5900	06/01/36	11,356
119,073	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	4.9370	08/01/36	121,587
23,238	Fannie Mae Pool Series 886376(b)	12MTA + 2.317%	6.0860	08/01/36	23,338
6,588	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	3.9340	09/01/36	6,517
12,006	Fannie Mae Pool Series 995949(b)	12MTA + 2.352%	6.1190	09/01/36	12,032
142,825	Fannie Mae Pool Series 900197(b)	US0012M + 2.075%	4.3250	10/01/36	142,319
41,962	Fannie Mae Pool Series 995008(b)	12MTA + 2.188%	5.9460	10/01/36	41,967
48,862	Fannie Mae Pool Series AE0870(b)	US0012M + 1.683%	4.2450	11/01/36	48,472
622,710	Fannie Mae Pool Series AL1890(b)	US0012M + 1.887%	4.4730	03/01/37	612,985
184,006	Fannie Mae Pool Series 889819(b)	US0012M + 1.554%	4.1650	04/01/37	185,550

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.0% (a) (Continued)
19,290	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	4.0200	06/01/37	$19,370
67,389	Fannie Mae Pool Series AB5688		3.5000	07/01/37	62,733
33,587	Fannie Mae Pool Series 888628(b)	US0012M + 1.825%	4.1890	07/01/37	32,769
77,585	Fannie Mae Pool Series AD0959(b)	US0006M + 2.066%	4.8350	07/01/37	77,863
40,670	Fannie Mae Pool Series AL0920		5.0000	07/01/37	41,003
1,458	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,452
141,208	Fannie Mae Pool Series AL1288(b)	US0012M + 1.564%	3.8170	09/01/37	139,317
10,152	Fannie Mae Pool Series AL0883(b)	US0012M + 1.300%	3.5760	01/01/38	9,854
100,898	Fannie Mae Pool Series 964760(b)	US0012M + 1.639%	3.8890	08/01/38	99,131
4,948	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.254%	4.7380	08/01/39	4,911
43,103	Fannie Mae Pool Series AC2472		5.0000	06/01/40	42,820
2,100,203	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.169%	4.4210	12/01/40	2,128,617
8,222	Fannie Mae Pool Series AL2559(b)	US0012M + 1.806%	4.6540	07/01/41	8,013
295,418	Fannie Mae Pool Series AJ0875(b)	US0012M + 1.800%	4.0500	10/01/41	299,217
394,638	Fannie Mae Pool Series AO4163		3.5000	06/01/42	367,358
242,092	Fannie Mae Pool Series AB5519		3.5000	07/01/42	225,431
2,276,868	Fannie Mae Pool Series AO8169		3.5000	09/01/42	2,119,851
300,966	Fannie Mae Pool Series AB7016		4.0000	11/01/42	289,072
578,875	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	538,812
385,572	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	349,729
421,864	Fannie Mae Pool Series MA1404		3.5000	04/01/43	392,690
134,181	Fannie Mae Pool Series AB9096		4.0000	04/01/43	128,521
22,498	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	4.9440	09/01/44	21,749
233,928	Fannie Mae Pool Series MA3536		4.0000	12/01/48	223,157
3,147,622	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,575,180
2,999,294	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,451,256
7,413	Fannie Mae REMICS Series 2005-100 BQ (d)		5.5000	11/25/25	7,135
2	Fannie Mae REMICS Series 1999-57 FC (b),(d)	US0001M + 0.250%	5.3960	11/17/29	2
104,248	Fannie Mae REMICS Series 2000-45 FD (b),(d)	US0001M + 0.550%	5.6960	12/18/30	103,295
71,505	Fannie Mae REMICS Series 2000-45 FG (b),(d)	US0001M + 0.550%	5.6960	12/18/30	69,419
41,166	Fannie Mae REMICS Series 2002-30 FB (b),(d)	US0001M + 1.000%	6.1500	08/25/31	40,364
25,672	Fannie Mae REMICS Series 2002-16 VF (b),(d)	US0001M + 0.550%	5.7000	04/25/32	24,874
7,875	Fannie Mae REMICS Series 2002-71 AP (d)		5.0000	11/25/32	7,462
2,240	Fannie Mae REMICS Series 2003-35 FG (b),(d)	US0001M + 0.300%	5.4500	05/25/33	2,156

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.0% (a) (Continued)
25,745	Fannie Mae REMICS Series 2005-29 WQ (d)		5.5000	04/25/35	$25,139
83,455	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.5830	05/25/37	79,832
72,109	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.4510	08/25/38	68,973
322,884	Fannie Mae REMICS Series 2010-60 HB (d)		5.0000	06/25/40	316,142
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(d)	US0001M + 1.000%	5.0000	06/25/43	68,327
1,581,203	Fannie Mae REMICS Series 2020-35 FA (b),(d)	US0001M + 0.500%	4.5760	06/25/50	1,554,430
1,494,489	Fannie Mae-Aces Series 2017-M3 A2 (c)		2.5540	12/25/26	1,388,553
2,768,540	Fannie Mae-Aces Series 2017-M14 A2 (c)		2.9580	11/25/27	2,580,775
					24,217,020
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.6%
88,422	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	5.8600	06/20/58	88,518
1,088	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,061
13,994	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	13,579
15,542	Ginnie Mae II Pool Series 751408(c)		4.8170	06/20/61	15,350
10,591	Ginnie Mae II Pool Series 710084(c)		4.7000	08/20/61	10,460
31,650	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.836%	5.2910	10/20/61	31,576
1,359	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,272
156	Ginnie Mae II Pool Series 757339(c)		4.8620	02/20/62	151
3,968	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	3,872
158	Ginnie Mae II Pool Series 757348(c)		4.8490	06/20/62	154
346,532	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.830%	5.2920	06/20/62	345,888
680,804	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.666%	5.1260	07/20/62	678,340
1,543	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,500
6,328	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,129
129,293	Ginnie Mae II Pool Series 899072(b)	US0001M + 2.027%	6.8570	10/20/62	131,861
4,124	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,885
2,843	Ginnie Mae II Pool Series 766542(c)		4.5900	11/20/62	2,584
647,108	Ginnie Mae II Pool Series 899633(b)	US0001M + 1.913%	6.7580	01/20/63	656,386
167,763	Ginnie Mae II Pool Series 898433(b)	US0001M + 2.172%	7.0020	01/20/63	169,861
427,480	Ginnie Mae II Pool Series 899650(b)	US0001M + 1.890%	6.7210	02/20/63	433,486
490,613	Ginnie Mae II Pool Series 899765(b)	US0001M + 1.962%	6.7730	02/20/63	496,220
147,580	Ginnie Mae II Pool Series 898436(b)	US0001M + 2.127%	6.9560	02/20/63	149,422
210,358	Ginnie Mae II Pool Series 899651(b)	US0001M + 2.327%	7.1630	02/20/63	214,069
23,559	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	5.6000	08/20/64	23,594

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 72.5% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.6% (Continued)
12,264	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.136%	5.5960	09/20/64	$12,258
26,937	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.868%	5.3300	10/20/64	26,888
21,279	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.137%	5.5970	03/20/65	21,280
127,409	Government National Mortgage Association Series 2011-129 FB (b),(d)	US0001M + 0.250%	5.4080	06/16/26	126,009
9,135	Government National Mortgage Association Series 2012-124 HT (c),(d)		6.5000	07/20/32	8,833
40,223	Government National Mortgage Association Series 2003-72 Z (c)		5.3830	11/16/45	38,879
2,449	Government National Mortgage Association Series 2015-H05 FA (b),(d)	US0001M + 0.300%	4.7380	04/20/61	2,362
15,187	Government National Mortgage Association Series 2012-H21 CF (b),(d)	US0001M + 0.700%	4.8710	05/20/61	14,512
3,706	Government National Mortgage Association Series 2011-H23 HA (d)		3.0000	12/20/61	3,366
4,534	Government National Mortgage Association Series 2012-H29 HF (b),(d)	US0001M + 0.500%	4.7440	10/20/62	4,317
12,707	Government National Mortgage Association Series 2013-H02 GF (b),(d)	US0001M + 0.500%	4.9980	12/20/62	12,144
9,018	Government National Mortgage Association Series 2015-H13 FL (b),(d)	US0001M + 0.280%	4.9090	05/20/63	8,569
787,866	Government National Mortgage Association Series 2013-H25 SA (b),(d)	US0001M + 0.750%	5.8440	10/20/63	785,943
2,749,006	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.5900	06/20/64	2,615,260
307,241	Government National Mortgage Association Series 2014-H16 FL (b),(d)	US0001M + 0.470%	5.3280	07/20/64	304,000
549,713	Government National Mortgage Association Series 2014-H14 FA (b),(d)	US0001M + 0.500%	5.3580	07/20/64	545,520
272,774	Government National Mortgage Association Series 2014-H14 GF (b),(d)	US0001M + 0.470%	5.5640	07/20/64	268,701
849,005	Government National Mortgage Association Series 2014-H15 FA (b),(d)	US0001M + 0.500%	5.5940	07/20/64	842,832
1,136	Government National Mortgage Association Series 2018-H02 FJ (b),(d)	US0001M + 0.200%	4.4600	10/20/64	1,099
809	Government National Mortgage Association Series 2015-H09 HA (d)		1.7500	03/20/65	719
1,473	Government National Mortgage Association Series 2015-H11 FA (b),(d)	US0001M + 0.250%	4.7440	04/20/65	1,404
40,756	Government National Mortgage Association Series 2015-H12 FL (b),(d)	US0001M + 0.230%	5.3240	05/20/65	40,426
10,343	Government National Mortgage Association Series 2015-H19 FH (b),(d)	US0001M + 0.300%	4.4910	07/20/65	9,877
850,971	Government National Mortgage Association Series 2015-H27 FA (b),(d)	US0001M + 0.750%	4.5240	09/20/65	844,062
454,610	Government National Mortgage Association Series 2016-H02 FH (b),(d)	US0001M + 1.000%	6.0940	01/20/66	450,517
851,345	Government National Mortgage Association Series 2018-H11 FJ (b),(d)	US0012M + 0.080%	2.8550	06/20/68	838,101
2,138,115	Government National Mortgage Association Series 2018-H16 FA (b),(d)	US0001M + 0.420%	4.9620	09/20/68	2,091,563
2,976,445	Government National Mortgage Association Series 2020-H04 FP (b),(d)	US0001M + 0.500%	4.9380	06/20/69	2,944,229
3,992,217	Government National Mortgage Association Series 2020-H02 FG (b),(d)	US0001M + 0.600%	4.9940	01/20/70	3,955,938
					20,298,826
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $68,091,660)				65,133,109

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 20.2%
905,000	United States Treasury Note	3.8750	04/30/25	$887,289
4,730,000	United States Treasury Note	4.6250	06/30/25	4,707,643
2,250,000	United States Treasury Note	3.6250	03/31/28	2,197,310
600,000	United States Treasury Note	4.0000	06/30/28	596,484
5,505,000	United States Treasury Note	4.1250	11/15/32	5,622,841
3,825,000	United States Treasury Note	3.5000	02/15/33	3,724,594
460,000	United States Treasury Note	3.3750	05/15/33	443,433
	TOTAL U.S. TREASURY NOTES (Cost $18,424,618)			18,179,594

	SHORT-TERM INVESTMENTS — 3.4%
	U.S. TREASURY BILL — 1.2%
1,105,000	United States Treasury Bill	3.6700	07/11/23	1,103,778

	AGENCY DISCOUNT NOTES - 2.2%
1,985,000	Federal Home Loan Bank Discount Notes	3.6900	07/12/23	1,982,593

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,086,062)			3,086,371

	TOTAL INVESTMENTS - 96.1% (Cost $89,602,340)			$86,399,074
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%			3,518,940
	NET ASSETS - 100.0%			$89,918,014

REMIC	Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Collateralized mortgage obligation (CMO).

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

ASSETS
Investment securities:
At cost	$89,602,340
At value	$86,399,074
Cash	3,280,286
Receivable for securities sold	1,969,387
Principal paydown receivable	36,369
Interest receivable	294,139
Prepaid expenses and other assets	2,803
TOTAL ASSETS	91,982,058

LIABILITIES
Payable for investments purchased	1,982,593
Distributions payable	29,209
Investment advisory fees payable	18,796
Payable to related parties	20,748
Distribution (12b-1) fees payable	7,393
Trustee fees payable	286
Accrued expenses and other liabilities	5,019
TOTAL LIABILITIES	2,064,044
NET ASSETS	$89,918,014

Net Assets Consist Of:
Paid in capital	123,705,292
Accumulated deficit	(33,787,278)
NET ASSETS	$89,918,014

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,919,480
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.06

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

INVESTMENT INCOME
Interest	$1,649,250

EXPENSES
Investment advisory fees	200,679
Distribution (12b-1) fees	44,595
Administrative services fees	45,554
Accounting services fees	23,244
Compliance officer fees	18,415
Audit fees	10,074
Trustees’ fees and expenses	9,993
Transfer agent fees	9,465
Custodian fees	8,759
Legal fees	4,449
Insurance expense	1,195
Registration fees	543
Printing and postage expenses	177
TOTAL EXPENSES	377,142
Less: Fees waived by the Advisor	(87,258)
NET EXPENSES	289,884

NET INVESTMENT INCOME	1,359,366

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from investments	(136,764)

Net change in unrealized depreciation on investments	(30,839)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(167,603)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,191,763

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
FROM OPERATIONS
Net investment income	$1,359,366	$2,028,539
Net realized loss from investments and securities sold short	(136,764)	(10,424,336)
Net change in unrealized depreciation on investments	(30,839)	(4,727,695)
Net increase/(decrease) in net assets resulting from operations	1,191,763	(13,123,492)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,554,331)	(2,491,353)
Net decrease in net assets from distributions to shareholders	(1,554,331)	(2,491,353)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	5,000,000
Net asset value of shares issued in reinvestment of distributions to shareholders	1,381,573	2,269,534
Payments for shares redeemed	(94,922)	(228,204,931)
Net increase/(decrease) in net assets from shares of beneficial interest	1,286,651	(220,935,397)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	924,083	(236,550,242)

NET ASSETS
Beginning of year/period	88,993,931	325,544,173
End of year/period	$89,918,014	$88,993,931

SHARE ACTIVITY
Shares sold	—	520,725
Shares reinvested	151,308	245,134
Shares redeemed	(10,429)	(24,489,373)
Net increase/(decrease) in shares of beneficial interest outstanding	140,879	(23,723,514)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2023		December 31,		December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year/Period	$9.10		$9.72		$9.82		$9.68		$9.57	$9.71
Income (loss) from investment operations:
Net investment income (1)	0.14		0.10		0.01		0.03		0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.02)		(0.57)		(0.08)		0.19		0.23	(0.03)
Total from investment operations	0.12		(0.47)		(0.07)		0.22		0.36	0.10

Less distributions from:
Net investment income	(0.16)		(0.15)		(0.03)		(0.08)		(0.25)	(0.24)
Total from distributions	(0.16)		(0.15)		(0.03)		(0.08)		(0.25)	(0.24)
Net Asset Value, End of Year/Period	$9.06		$9.10		$9.72		$9.82		$9.68	$9.57
Total return (2)	1.30	% (5)	(4.82)%		(0.72)%		2.24%		3.78%	1.04%

Net assets, end of year/period (000s)	$89,918		$88,994		$325,544		$397,181		$161,140	$179,793
Ratio of gross expenses to average net assets	0.85	% (6)	0.74%		0.70%		0.69%		0.72%	0.70%
Ratio of net expenses to average net assets	0.65	% (6)	0.65%		0.64	% (4)	0.64	% (4)	0.65%	0.65%
Ratio of net investment income to average net assets	3.05	% (6)	1.05%		0.11%		0.26%		1.32%	1.33%
Portfolio Turnover Rate	157	% (5)	218	% (3)	317	% (3)	433%		431%	197%

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the years ended December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 237% and 320%, respectively. The fund had no dollar rolls for the six months ended June 30, 2023 or the years ended December 31, 2018, December 31, 2019 or December 31, 2020.

(4)	During the years ended December 31, 2021 and December 31, 2020, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities -shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$65,133,109	$—	$65,133,109
U.S. Treasury Notes	—	18,179,594	—	18,179,594
Short-Term Investments	—	3,086,371	—	3,086,371
Total	$—	$86,399,074	$—	$86,399,074

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021 or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when -issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. There were no dollar roll transactions during the six months ended June 30, 2023.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. There were no short sales transactions during the six months ended June 30, 2023.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $103,343,944 and $103,866,273, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2023, the Fund incurred $200,679 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2023, the Advisor waived fees of $87,258.

If the Advisor waives any fee or reimburses any expense pursuant to the expense limitation agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2022, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2023	$133,788
December 31, 2024	$164,660
December 31, 2025	$173,594

As of December 31, 2022, $118,507 in previously waived fees expired unrecouped.

Effective September 30, 2020, the Advisor agreed to voluntarily waive a portion of the advisory fee to support an annualized yield. The Advisor can amend or terminate this voluntary waiver at any time. For the six months ended June 30, 2023, the Advisor voluntarily waived $0 of advisory fees. The voluntary waiver is not subject to recapture by the Advisor.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2023, pursuant to the Plan, the Advisor received $44,595 of fees.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2023, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$89,605,036	$130,726	$(3,336,688)	$(3,205,962)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2022 and December 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021
Ordinary Income	$2,491,353	$1,076,100
	$2,491,353	$1,076,100

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Depreciation	Deficit
$—	$—	$(1,325,169)	$(28,897,818)	$(26,600)	$(3,175,123)	$(33,424,710)

The difference between book basis and tax basis undistributed net investment income/(loss) and other book/tax adjustments is primarily attributable to the tax deferral of losses on wash sales and adjustments for accrued dividends payable.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,325,169.

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$8,931,084	$19,966,734	$28,897,818

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2022 as follows:

Paid In	Accumulated
Capital	Deficit
$(25,613)	$25,613

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, Crest Forest Realty Corporation held 57.20% of the voting securities of the Fund.

9.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020 -04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through June 30, 2023. Management is currently evaluating the impact, if any of applying this ASU.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/23	6/30/23	1/1/23 – 6/30/23
TransWestern	0.65%	$1,000.00	$1,013.00	$3.24

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/23	6/30/23	1/1/23 – 6/30/23
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TransWestern Institutional Short Duration Government Bond Fund
Change in Independent Registered Public Accounting Firm (Unaudited)
June 30, 2023

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”), a series of Northern Lights Fund Trust. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended December 31, 2021 and December 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 29, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 29, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

TransWestern Institutional Short Duration Government Bond Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2023

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 237
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TransWestern-SAR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/05/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/05/2023

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/05/2023